Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									1 Months Ended
	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	May 15, 2007 Maximum	Apr. 27, 2013 Stock Repurchase Program	Apr. 27, 2013 Series I Preferred Stock
Class of Stock [Line Items]
Dividend declared date	Nov. 17, 2009
Dividend payable, record date	Nov. 27, 2009
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proportion of preferred stock in common stock	1/1000th
Preferred stock, par value per share												$ 0.001
Preferred stock price per share	$ 100.00
Rights expiry date	November 17, 2012
Number of shares authorized to be repurchase										$ 400,000
Remaining authorized repurchase amount	2,471
Treasury stock, Shares	34,078,000	33,722,000	33,722,000	33,722,000	33,722,000	33,537,000	33,527,000	33,453,000	33,410,000		34,078,089
Treasury stock, at cost	$ 1,063,855	$ 1,059,502	$ 1,059,364	$ 1,058,639	$ 1,058,282	$ 1,055,842	$ 1,055,711	$ 1,054,799	$ 1,054,192		$ 1,063,854